Accounts Receivable (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of allowance for doubtful accounts [Abstract]
Balance at beginning of the period	$ 4,416	$ 4,524	$ 5,047	$ 5,537
Charge to expenses	318		(196)	(863)
Write off	(28)		(131)
Exchange difference	37	10	23	(140)
Balance at end of the period	$ 4,743	$ 4,534	$ 4,743	$ 4,534